UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Annual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2019

Eaton Vance

Floating-Rate Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Viewed as a whole, the 12-month period that began on April 1, 2018 was positive for the municipal bond market, with the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returning 5.38%.

The period was marked by a flattening of the municipal bond yield curve.7 Rates declined across the curve, but declined more for bonds with maturities of 4 years and longer than for bonds with shorter 1-3 year maturities. Lower-rated6 bonds generally outperformed higher-rated issues during the period and municipal bonds outperformed comparable U.S. Treasurys. But while the fiscal year overall was positive for municipal bond performance, investors endured considerable volatility during the 12-month period.

As the fiscal year began in April 2018, the municipal bond market was at the tail end of a period of rising rates, driven by signs of increasing inflation, higher wage growth and fears that recently-passed tax legislation might overheat the economy. In an effort to blunt upward pressure on inflation, the U.S. Federal Reserve Board (the Fed) announced its second rate hike of 2018 in June. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.

In September 2018, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve.

In October 2018, a strong U.S. employment report and easing concerns over Italy’s national budget continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown and dovish comments by the Fed that led investors to fear weakness in the U.S. economy, driving credit spreads wider and the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year, in contrast, were a relatively quiet period for bonds. The final month of the period, however, saw rates decline across the curve, in a dramatic reversal of the market’s direction at the beginning of the period. Driven initially by an unexpectedly weak February jobs report issued in early March, the rate decline was accelerated by reports of slowing gross domestic product growth in China and Germany as well as Brexit uncertainty. Downward pressure on rates appeared to culminate on March 20, 2019, when the Fed issued comments that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for the rest of 2019.

Fund Performance

For the 12-month period ended March 31, 2019, Eaton Vance Floating-Rate Municipal Income Fund (the Fund) Class A shares at net asset value (NAV) returned 1.49%, underperforming the 2.18% return of the Fund’s benchmark, the Bloomberg Barclays 1 Year Municipal Bond Index (the Index).

The Fund invests primarily in municipal obligations that are exempt from regular federal income tax and municipal floating-rate obligations or fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate. Management did not employ any fixed-rate to floating-rate swaps during the period.

Detractors from Fund performance versus the Index during the period included security selection in the transportation sector, holdings in bonds with less than one year remaining to maturity, which were not represented in the Index and an overweight in municipal variable rate demand obligation securities. In contrast, contributors to results relative to the Index included an overweight in the hospital sector, an overweight in A-rated securities and an underweight in prerefunded, or escrowed, bonds, which were the worst-performing sector in the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	1.49%	0.71%	2.31%
Class A with 2.25% Maximum Sales Charge	—	—	–0.83	0.25	2.08
Class I at NAV	08/03/2010	05/29/1992	1.75	0.86	2.44
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	2.18%	0.94%	1.14%

% Total Annual Operating Expense Ratios				Class A	Class I
				0.60%	0.45%

% Distribution Rates/Yields[4]				Class A	Class I
Distribution Rate				1.56%	1.71%
Taxable-Equivalent Distribution Rate				2.64	2.89
SEC 30-day Yield				1.36	1.53
Taxable-Equivalent SEC 30-day Yield				2.30	2.59

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	03/31/2009	$318,263	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Fund Profile

Credit Quality (% of total investments)6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.90	$3.00	**	0.60%
Class I	$1,000.00	$1,008.70	$2.25	**	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.02	**	0.60%
Class I	$1,000.00	$1,022.70	$2.27	**	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.1%
Security	Principal Amount (000’s omitted)	Value

Education — 11.0%

California Infrastructure and Economic Development Bank, (The Colburn School), 2.50%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,009,240

California Infrastructure and Economic Development Bank, (The Colburn School), 2.70%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	20,000	20,407,000

Colorado School of Mines, 2.168%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	2,955	2,958,842

Lehigh County General Purpose Authority, PA, (Muhlenberg College), 2.08%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	4,000	4,002,800

Montana State University, 1.95%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,897

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Company), 1.37%, 7/1/33(2)	5,170	5,170,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.48%, 7/1/33(2)	5,000	5,000,000

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.169%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,748,852

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,850	1,839,196

University of Cincinnati, OH, 2.014%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	3,000	2,999,880

University of Michigan, 1.77%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,475	3,460,683

University of North Carolina at Chapel Hill, 2.018%, (67% of 1 mo. USD LIBOR + 0.35%), 12/9/21 (Put Date), 12/1/41(1)	5,000	5,004,150

University of North Carolina at Chapel Hill, 2.068%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,373,438

University of Pittsburgh, 1.74%, (SIFMA + 0.24%), 9/15/21(1)	2,000	1,996,600

West Virginia University, 2.03%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,500,360

		$79,301,938

Electric Utilities — 3.1%

California Municipal Finance Authority, (Anaheim System District), 1.85%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,296,087

Long Island Power Authority, NY, Electric System Revenue, 2.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,750	10,775,155

Oklahoma Municipal Power Authority, 2.30%, (SIFMA + 0.80%), 1/1/23(1)	6,550	6,531,267

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Seattle, WA, Municipal Light and Power Revenue, 1.99%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	$1,000	$1,000,310

		$22,602,819

General Obligations — 14.5%

Bethlehem Area School District Authority, PA, 2.237%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,970	$7,963,544

Bethlehem Area School District Authority, PA, 2.227%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	1,997,840

California, 2.443%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,464,283

California, 1.93%, (SIFMA + 0.43%), 12/3/18 (Put Date), 12/1/29(1)	6,500	6,521,645

Connecticut, 2.13%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,003,230

Connecticut, 2.25%, (SIFMA + 0.75%), 3/1/21(1)	275	276,356

Connecticut, 2.35%, (SIFMA + 0.85%), 3/1/22(1)	700	705,558

Connecticut, 2.52%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,028,920

Delaware Valley Regional Finance Authority, PA, 2.428%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	12,915,500

Delaware Valley Regional Finance Authority, PA, 2.03%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,103,913

Everett, WA, 1.90%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,335	1,335,067

Illinois, 5.00%, 8/1/19	3,000	3,029,490

Illinois, 5.00%, 12/1/19	1,000	1,019,730

Illinois, 5.00%, 8/1/20	3,000	3,102,240

Lake County Forest Preserve District, IL, 2.229%, (67% of 3 mo. USD LIBOR + 0.48%), 12/15/20(1)	4,185	4,190,608

Manheim Township School District, PA, 2.163%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,418,428

Massachusetts, 2.383%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,389,854

Massachusetts, 2.10%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,510,500

Mississippi, 1.998%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	2,745	2,745,466

New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.50%, 1/1/36(2)	10,585	10,585,000

New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.50%, 8/1/38(2)	4,800	4,800,000

Texas, (Texas Transportation Commission), 1.88%, (SIFMA + 0.38%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,488,930

		$104,596,102

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 20.4%

Allen County, OH, (Mercy Health), 2.25%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,251,225

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.35%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,814,700

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.10%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,000,400

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 1.43%, 1/15/48(2)	2,800	2,800,000

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.47%, 1/15/37(2)	5,000	5,000,000

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	3,000	3,067,890

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.643%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,001,990

Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.218%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	8,435	8,435,337

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.45%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,405,040

Geisinger Authority, PA, (Geisinger Health System Foundation), 2.746%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,037,900

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.08%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,003,600

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.25%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,500,000

Indiana Finance Authority, (Parkview Health), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,003,640

Iowa Finance Authority, (Iowa Health System), 2.08%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,420	11,420,228

Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.60%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,754,830

Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.15%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,004,900

Massachusetts Development Finance Agency, (Partners HealthCare System), 1.92%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	9,962,100

Michigan Finance Authority, (McLaren Health Care), 2.097%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,566

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Michigan Finance Authority, (McLaren Health Care), 2.447%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	$4,250	$4,269,763

Michigan Finance Authority, (Trinity Health Credit Group), 2.212%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,111,628

Michigan Finance Authority, (Trinity Health Credit Group), 1.98%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	4,999,800

Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.48%, 11/15/48(2)	4,300	4,300,000

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.05%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,000	3,996,040

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.22%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,505,775

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.783%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,006,940

Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 1.46%, 11/15/52(2)	1,500	1,500,000

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(4)	7,500	7,503,000

Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.50%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,007,080

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.05%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	997,710

		$146,626,082

Housing — 7.1%

Massachusetts Housing Finance Agency, 2.092%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,002,960

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	4,000	4,000,000

Massachusetts Housing Finance Agency, (Single Family Housing), 1.83%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,774,962

Minnesota Housing Finance Agency, 1.93%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	9,959,900

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,001,700

North Dakota Housing Finance Agency, 1.90%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	4,999,800

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, 2.347%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	$5,000	$5,019,450

Pennsylvania Housing Finance Agency, SFMR, 2.317%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,444,636

Washington Housing Finance Commission, 2.05%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,003,780

		$51,207,188

Industrial Development Revenue — 4.2%

California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 2.30% to 4/15/19 (Put Date), 11/1/42(3)	$4,250	$4,250,255

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.125% to 11/1/19 (Put Date), 11/1/41	1,000	1,002,110

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	4,999,950

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.25%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,733,125

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	165,970

Pennsylvania Economic Development Financing Authority, PA, (Waste Management, Inc.), (AMT), 2.25% to 7/1/19 (Put Date), 7/1/41	2,500	2,500,675

Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,500,810

Whiting, IN, (BP Products North America, Inc.), (AMT), 2.25%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,004,680

		$30,157,575

Insured – General Obligations — 0.8%

Allegheny County, PA, (AGM), 2.383%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,860	$5,846,346

		$5,846,346

Insured – Lease Revenue / Certificates of Participation — 1.7%

Kentucky Asset/Liability Commission, (NPFG), 2.353%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$12,000	$11,983,320

		$11,983,320

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.4%

Metropolitan Transportation Authority, NY, (AGM), 2.018%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,496,670

Metropolitan Transportation Authority, NY, (AGM), 2.398%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,256,463

		$2,753,133

Insured – Water and Sewer — 0.7%

Pittsburgh Water and Sewer Authority, PA, (AGM), 2.39%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,002,750

		$5,002,750

Lease Revenue / Certificates of Participation — 0.3%

New Jersey Economic Development Authority, (School Facilities Construction), 3.05%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,992,380

		$1,992,380

Other Revenue — 12.8%

Black Belt Energy Gas District, AL, 2.12%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.123%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	10,002,600

California Infrastructure and Economic Development Bank, (Museum Associates), 2.399%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,010,290

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 2.208%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,506,930

Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.288%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,700,221

Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.388%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,480	4,480,807

New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.418%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	7,000	7,001,540

Northern California Gas Authority No. 1, Gas Project Revenue, 2.594%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,891,840

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.528%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,408,650

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Southeast Alabama Gas Supply District, (Project No. 2), 2.518%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	$5,000	$4,901,550

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.772%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,022,700

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.55%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,193,320

		$92,120,448

Special Tax Revenue — 1.8%

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.80%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$2,998,980

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.95%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,003,450

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.992%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	5,000	5,003,750

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	58,840

Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	2,000

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	57,776

		$13,124,796

Transportation — 15.2%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.85%, (SIFMA + 0.35%), 4/1/20 (Put Date), 4/1/47(1)	$5,000	$5,002,200

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,505,880

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.508%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	12,000	12,021,360

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.60%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,876,397

Denver City and County, CO, Airport System Revenue, 2.602%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	7,645	7,651,192

E-470 Public Highway Authority, CO, 2.086%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,001,500

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas Department of Transportation, 2.068%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	$7,000	$7,005,880

Kansas Department of Transportation, 2.092%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	3,000,360

Metropolitan Transportation Authority, NY, 2.08%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,028,727

Metropolitan Transportation Authority, NY, 2.368%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,001,870

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.50%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,006,370

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.70%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,072,000

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/19	500	503,320

New Jersey Turnpike Authority, 2.203%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	2,004,040

New Jersey Turnpike Authority, 2.223%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,020,930

New Jersey Turnpike Authority, 2.342%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,020,190

North Texas Tollway Authority, 2.17%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	6,600	6,597,096

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.60%), 12/1/23(1)	1,000	997,410

Pennsylvania Turnpike Commission, 2.20%, (SIFMA + 0.70%), 12/1/23(1)	5,000	4,992,850

Pennsylvania Turnpike Commission, 2.38%, (SIFMA + 0.88%), 12/1/20(1)	685	688,617

Pennsylvania Turnpike Commission, 2.48%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,868,334

Pennsylvania Turnpike Commission, 2.77%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,473,912

Triborough Bridge and Tunnel Authority, NY, 2.108%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	5,009,650

Triborough Bridge and Tunnel Authority, NY, 2.368%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,670	6,723,026

		$109,073,111

Water and Sewer — 6.1%

California Department of Water Resources, (Central Valley Project), 1.87%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$11,002,750

Charleston, SC, Waterworks and Sewer System Revenue, 2.119%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,000,150

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Houston, TX, Combined Utility System Revenue, 2.107%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	$14,000	$13,982,080

Houston, TX, Combined Utility System Revenue, 2.40%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,507,175

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.50%, 6/15/50(2)	8,000	8,000,000

Riverside, CA, Water System Revenue, 2.13%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	3,285	3,287,135

		$43,779,290

Total Tax-Exempt Municipal Securities — 100.1% (identified cost $719,878,063)		$720,167,278

Other Assets, Less Liabilities — (0.1)%		$(743,835)

Net Assets — 100.0%		$719,423,443

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	14.9%

Pennsylvania	13.5%

Others, representing less than 10% individually	71.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 3.6% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 1.7% to 1.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $15,836,453 or 2.2% of the Fund’s net assets.

(4)	When-issued, floating rate security whose rate will be determined after March 31, 2019.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Statement of Assets and Liabilities

Assets	March 31, 2019

Investments, at value (identified cost, $719,878,063)	$720,167,278

Cash	3,699,198

Interest receivable	1,751,165

Receivable for investments sold	4,775,908

Receivable for Fund shares sold	2,283,796

Total assets	$732,677,345

Liabilities

Payable for when-issued securities	$7,500,908

Payable for Fund shares redeemed	5,189,285

Distributions payable	108,071

Payable to affiliates:

Investment adviser fee	217,424

Distribution and service fees	32,753

Other	69,953

Accrued expenses	135,508

Total liabilities	$13,253,902

Net Assets	$719,423,443

Sources of Net Assets

Paid-in capital	$719,722,205

Accumulated loss	(298,762)

Net Assets	$719,423,443

Class A Shares

Net Assets	$257,118,052

Shares Outstanding	26,154,163

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.83

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.06

Class I Shares

Net Assets	$462,305,391

Shares Outstanding	47,003,427

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Statement of Operations

Investment Income	Year Ended March 31, 2019

Interest	$11,842,361

Total investment income	$11,842,361

Expenses

Investment adviser fee	$2,021,216

Distribution and service fees

Class A	306,720

Trustees’ fees and expenses	29,754

Custodian fee	143,011

Transfer and dividend disbursing agent fees	91,074

Legal and accounting services	45,522

Printing and postage	21,792

Registration fees	154,929

Miscellaneous	44,916

Total expenses	$2,858,934

Deduct —

Allocation of expenses to affiliates	$7,968

Total expense reductions	$7,968

Net expenses	$2,850,966

Net investment income	$8,991,395

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(13,613)

Net realized loss	$(13,613)

Change in unrealized appreciation (depreciation) —

Investments	$(78,435)

Net change in unrealized appreciation (depreciation)	$(78,435)

Net realized and unrealized loss	$(92,048)

Net increase in net assets from operations	$8,899,347

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$8,991,395	$3,090,653

Net realized gain (loss)	(13,613)	14,259

Net change in unrealized appreciation (depreciation)	(78,435)	901,612

Net increase in net assets from operations	$8,899,347	$4,006,524

Distributions to shareholders(1) —

Class A	$(3,054,326)	$(1,261,123)

Class I	(5,931,059)	(1,799,827)

Total distributions to shareholders	$(8,985,385)	$(3,060,950)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$172,086,367	$114,618,373

Class I	397,937,660	192,156,345

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,867,329	1,113,527

Class I	5,289,081	1,650,689

Cost of shares redeemed

Class A	(78,336,104)	(95,073,437)

Class I	(183,790,295)	(90,673,508)

Net increase in net assets from Fund share transactions	$316,054,038	$123,791,989

Net increase in net assets	$315,968,000	$124,737,563

Net Assets

At beginning of year	$403,455,443	$278,717,880

At end of year	$719,423,443	$403,455,443 (2)

(1)

For the year ended March 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(38,364) at March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Financial Highlights

	Class A

	Year Ended March 31,
	2019		2018	2017	2016	2015

Net asset value — Beginning of year	$9.830		$9.800	$9.800	$9.900	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.090	$0.064	$0.053	$0.039

Net realized and unrealized gain (loss)	(0.001)		0.029	0.005	(0.099)	0.022

Total income (loss) from operations	$0.146		$0.119	$0.069	$(0.046)	$0.061

Less Distributions

From net investment income	$(0.146)		$(0.089)	$(0.069)	$(0.053)	$(0.041)

From net realized gain	—		—	—	(0.001)	(0.020)

Total distributions	$(0.146)		$(0.089)	$(0.069)	$(0.054)	$(0.061)

Net asset value — End of year	$9.830		$9.830	$9.800	$9.800	$9.900

Total Return(2)	1.49	%(3)	1.22%	0.71%	(0.46)%	0.62	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$257,118		$160,528	$139,418	$129,593	$141,537

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.60	%(3)	0.60%	0.63%	0.61%	0.65	%(3)

Net investment income	1.49%		0.92%	0.65%	0.54%	0.40%

Portfolio Turnover	43%		78%	71%	7%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended March 31, 2019 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2019		2018	2017	2016	2015

Net asset value — Beginning of year	$9.830		$9.800	$9.800	$9.910	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.106	$0.075	$0.067	$0.052

Net realized and unrealized gain (loss)	0.008		0.028	0.009	(0.108)	0.024

Total income (loss) from operations	$0.170		$0.134	$0.084	$(0.041)	$0.076

Less Distributions

From net investment income	$(0.160)		$(0.104)	$(0.084)	$(0.068)	$(0.056)

From net realized gain	—		—	—	(0.001)	(0.020)

Total distributions	$(0.160)		$(0.104)	$(0.084)	$(0.069)	$(0.076)

Net asset value — End of year	$9.840		$9.830	$9.800	$9.800	$9.910

Total Return(2)	1.75	%(3)	1.37%	0.86%	(0.41)%	0.77	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$462,305		$242,928	$139,300	$29,849	$34,258

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.45	%(3)	0.45%	0.48%	0.46%	0.50	%(3)

Net investment income	1.65%		1.08%	0.77%	0.69%	0.53%

Portfolio Turnover	43%		78%	71%	7%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended March 31, 2019 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

17

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2019 and March 31, 2018 was as follows:

	Year Ended March 31,
	2019	2018

Tax-exempt income	$8,980,835	$3,060,950

Ordinary income	$4,550	$—

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$38,976

Deferred capital losses	$(576,786)

Net unrealized appreciation	$347,119

Distributions payable	$(108,071)

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $576,786 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $36,227 are short-term and $540,559 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$719,820,159

Gross unrealized appreciation	$950,227

Gross unrealized depreciation	(603,108)

Net unrealized appreciation	$347,119

18

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million, 0.275% and 2.75%, respectively, on average daily net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more. For the year ended March 31, 2019, the investment adviser fee amounted to $2,021,216 or 0.36% of the Fund’s average daily net assets. EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2019. Pursuant to this agreement, EVM and BMR were allocated $7,968 in total of the Fund’s operating expenses for the year ended March 31, 2019.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2019, EVM earned $2,637 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,605 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2019 amounted to $306,720 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $567,400,195 and $240,267,038, respectively, for the year ended March 31, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2019	2018

Sales	17,496,212	11,671,936

Issued to shareholders electing to receive payments of distributions in Fund shares	291,574	113,373

Redemptions	(7,964,003)	(9,686,675)

Net increase	9,823,783	2,098,634

19

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

	Year Ended March 31,
Class I	2019	2018

Sales	40,442,178	19,549,731

Issued to shareholders electing to receive payments of distributions in Fund shares	537,451	168,018

Redemptions	(18,677,109)	(9,230,968)

Net increase	22,302,520	10,486,781

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2019.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$720,167,278	$—	$720,167,278

Total Investments	$—	$720,167,278	$—	$720,167,278

20

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Floating-Rate Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2019, the Fund designates 99.95% of distributions from net investment income as an exempt-interest dividend.

22

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 172 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 172 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

23

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

24

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727    3.31.19

Eaton Vance

National Limited Maturity

Municipal Income Fund

Annual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2019

Eaton Vance

National Limited Maturity Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	25

Federal Tax Information	26

Management and Organization	27

Important Notices	30

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Viewed as a whole, the 12-month period that began on April 1, 2018 was positive for the municipal bond market, with the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returning 5.38%.

The period was marked by a flattening of the municipal bond yield curve.8 Rates declined across the curve, but declined more for bonds with maturities of 4 years and longer than for bonds with shorter 1-3 year maturities. Lower-rated7 bonds generally outperformed higher-rated issues during the period and municipal bonds outperformed comparable U.S. Treasurys. But while the fiscal year overall was positive for municipal bond performance, investors endured considerable volatility during the 12-month period.

As the fiscal year began in April 2018, the municipal bond market was at the tail end of a period of rising rates, driven by signs of increasing inflation, higher wage growth and fears that recently-passed tax legislation might overheat the economy. In an effort to blunt upward pressure on inflation, the U.S. Federal Reserve Board (the Fed) announced its second rate hike of 2018 in June. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.

In September 2018, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. In October 2018, a strong U.S. employment report and easing concerns over Italy’s national budget continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown and dovish comments by the Fed that led investors to fear weakness in the U.S. economy, driving credit spreads wider and the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year, in contrast, were a relatively quiet period for bonds. The final month of the period, however, saw rates decline across the curve,

in a dramatic reversal of the market’s direction at the beginning of the period. Driven initially by an unexpectedly weak February jobs report issued in early March, the rate decline was accelerated by reports of slowing gross domestic product growth in China and Germany as well as Brexit uncertainty. Downward pressure on rates appeared to culminate on March 20, 2019, when the Fed issued comments that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for the rest of 2019.

Fund Performance

For the 12-month period ended March 31, 2019, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) Class A shares at net asset value (NAV) returned 3.45%, underperforming the 5.66% return of the Fund’s benchmark, the Bloomberg Barclays 7 Year Municipal Bond Index (the Index).

The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration6 between three and nine years.

While the Index includes only bonds with maturities of six to eight years, the Fund may invest in individual municipal obligations of any maturity and thus own bonds with shorter maturities and longer maturities than the holdings in the Index. During the period, the Fund’s out-of-Index holdings in bonds with maturities of one to five years underperformed the six-to-eight year bonds in the Index and thus detracted from performance versus the Index.

Other detractors from Fund performance versus the Index included an overweight, relative to the Index, in prerefunded, or escrowed, bonds and security selection in the transportation sector.

In contrast, contributors to Fund performance versus the Index during the period included an overweight in Illinois bonds and an overweight in bonds rated BBB and below.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	3.45%	2.48%	3.95%
Class A with 2.25% Maximum Sales Charge	—	—	1.17	2.02	3.71
Class C at NAV	12/08/1993	05/22/1992	2.73	1.71	3.16
Class C with 1% Maximum Sales Charge	—	—	1.73	1.71	3.16
Class I at NAV	10/01/2009	05/22/1992	3.61	2.63	4.08
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	5.66%	3.11%	4.05%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.67%	1.42%	0.52%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.67%	1.91%	2.82%
Taxable-Equivalent Distribution Rate			4.51	3.23	4.76
SEC 30-day Yield			1.56	0.85	1.74
Taxable-Equivalent SEC 30-day Yield			2.63	1.44	2.94

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2009	$13,658	N.A.
Class I	$250,000	03/31/2009	$372,874	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.80	$3.54	0.70%
Class C	$1,000.00	$1,024.80	$7.32	1.45%
Class I	$1,000.00	$1,029.50	$2.78	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.53	0.70%
Class C	$1,000.00	$1,017.70	$7.29	1.45%
Class I	$1,000.00	$1,022.20	$2.77	0.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 95.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,600,570

Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	292,096

Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,917,377

		$5,810,043

Education — 3.9%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,910

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,377

California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	508,260

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	266,925

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	361,416

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	335,889

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	759,669

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	215,686

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	439,740

Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,097,140

Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,285,946

Massachusetts Development Finance Agency, (Tufts University), (SPA: U.S. Bank, N.A.), 1.27%, 8/15/48(1)	3,310	3,310,000

New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,775,162

New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,516,800

Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	529,800

Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	540,325

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	579,211

University of California, Series Q, 5.00%, 5/15/21	20	20,057

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,336,307

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	729,702

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	$575	$617,079

		$20,481,401

Electric Utilities — 7.3%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,493,420

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,514,519

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,310,377

Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,159,740

Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,004,820

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,077,550

Long Island Power Authority, NY, Electric System Revenue, 2.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	10,000	10,023,400

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,753,360

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,502,490

Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,111,360

Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,373,720

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,809,691

Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	3,135	3,168,419

		$38,302,866

Escrowed / Prerefunded — 6.0%

Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$2,225	$2,240,397

Delaware River Port Authority, Prerefunded to 1/1/20, 5.00%, 1/1/27	1,105	1,133,940

Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,017,340

Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,211,008

Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	1,250	1,260,712

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	495	507,964

Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	2,995,746

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	$2,500	$2,778,925

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,477,800

Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,007,650

Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,440	1,457,496

Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,980,555

Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,037,800

		$31,107,333

General Obligations — 12.7%

Beaverton School District No. 48J, OR, 5.00%, 6/15/25	$1,000	$1,194,120

Beaverton School District No. 48J, OR, 5.00%, 6/15/30	3,500	4,010,930

Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,300,255

Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	699,584

Chester County, PA, 5.00%, 7/15/28	325	328,273

Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,132,139

Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,267,111

Delaware Valley Regional Finance Authority, PA, 2.03%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(2)	4,900	4,902,107

Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,105,130

Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,630,256

Illinois, 5.00%, 8/1/20	2,925	3,024,684

Illinois, 5.00%, 10/1/22	2,000	2,153,640

Illinois, 5.00%, 2/1/23	5,000	5,364,650

Illinois, 5.00%, 2/1/25	4,000	4,377,560

Kentwood Public Schools, MI, 4.00%, 5/1/21	465	486,929

Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,988,041

Millcreek Township School District, PA, 5.00%, 9/15/25	500	563,990

New York, NY, 5.00%, 8/1/24	2,000	2,313,540

Oregon, 5.00%, 5/1/28	500	604,235

Oregon, 5.00%, 8/1/29	500	603,445

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,307,675

Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,101,910

Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,209,520

Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,016,650

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,024,753

Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,428,070

		$66,139,197

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.2%

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,112,120

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	320,532

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	202,235

California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	500,000

Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,230	2,245,097

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,095,280

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	740,285

Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	560,191

Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	368,271

Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,590,560

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,444,013

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	520,637

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,122,200

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	574,530

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,036,520

Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	756,480

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,812,197

Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,658,535

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	677,001

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	816,673

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,106,180

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	2,021,740

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,075,490

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	1,200	1,414,488

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,766,850

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,972,502

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	$955	$972,085

Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	988,546

Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,138,380

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	987,197

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,956,737

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	354,715

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	387,518

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	534,660

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	270,685

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	312,736

University of California, (Regents Medical Center), 5.00%, 5/15/22	890	988,131

Washington Township Health Care District, CA, 5.50%, 7/1/19	250	252,155

Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,765,855

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,410,761

		$42,830,768

Housing — 0.7%

Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,990

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	350,900

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	269,517

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	357,347

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	370,271

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,363,915

Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	535	535,203

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	84,075

		$3,797,218

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 5.1%

Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,871,159

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,973,549

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	2,300	2,313,524

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,836,835

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	1,880	1,892,277

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,298,350

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,004,680

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,491,807

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	420	426,182

Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,529,700

		$26,638,063

Insured – Education — 1.6%

California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$557,665

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,161,606

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,744,310

		$8,463,581

Insured – Electric Utilities — 0.5%

Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,276,087

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,291,103

		$2,567,190

Insured – Escrowed / Prerefunded — 0.8%

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$998,195

North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,113,170

Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,888,980

		$4,000,345

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 11.0%

Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$292,525

Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,104,370

Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,497,833

Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,557,359

Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,667,775

Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,737,400

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,138,092

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	695,975

Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,829,871

Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,488,950

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,030,983

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,202,517

New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,475,700

Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,009,320

Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,077,820

Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,740

Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,910,800

Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,192,630

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,836,140

Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,362,100

West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,073,006

		$57,196,906

Insured – Hospital — 0.2%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,867

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,050	967,470

		$1,267,337

Insured – Lease Revenue / Certificates of Participation — 0.4%

Kentucky Asset/Liability Commission, (NPFG), 2.353%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(2)	$2,060	$2,057,137

		$2,057,137

Insured – Other Revenue — 0.0%(5)

Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$168,446

		$168,446

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.0%

Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,230,300

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,293,840

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,420,250

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,117,060

Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,474,337

		$15,535,787

Insured – Student Loan — 0.2%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,175	$1,181,921

		$1,181,921

Insured – Transportation — 1.0%

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,295,700

		$5,295,700

Insured – Water and Sewer — 2.0%

Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$525,950

Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,382,886

Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,133,344

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,674,500

		$10,716,680

Lease Revenue / Certificates of Participation — 0.9%

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$304,797

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	303,233

California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	522,850

California State Public Works Board, 5.00%, 11/1/26	2,725	3,108,326

Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	531,420

		$4,770,626

Other Revenue — 2.2%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,342,116

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,700,400

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,156,400

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$216,000

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,134,712

New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.418%, (67% of 1 mo. USD LIBOR + 0.75%), 11/1/39(2)	400	400,088

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.528%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	2,000	1,989,560

Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	809,580

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	260	260,562

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	743,539

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	661,821

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,137,190

		$11,551,968

Senior Living / Life Care — 4.2%

Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,978,610

Howard County, MD, (Vantage House), 5.00%, 4/1/21	175	178,694

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.092%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(2)	1,300	1,304,264

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,185,885

Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	367,727

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	711,869

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	589,826

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	766,687

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	471,766

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,047,155

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,335,536

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,266,654

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,441,410

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,516,034

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	974,259

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	$2,140	$2,279,314

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,434,638

		$21,850,328

Special Tax Revenue — 6.6%

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,813,660

Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,155,097

Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	648,696

Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	866,003

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,656,800

Michigan Trunk Line, 5.00%, 11/15/23	600	653,646

Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,195,095

Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,166,460

Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,623,240

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	280	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	355	348,137

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,614,050

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,723,707

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,846,182

Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,166,610

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	586,069

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	333,213

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	385,668

South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,099,590

Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	275	27,500

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	176,367

Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,159,077

Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,260	2,257,853

		$34,502,720

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.6%

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$5,920	$6,027,685

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,143,430

New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,005,630

		$8,176,745

Transportation — 13.6%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$900,522

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	555,459

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,555,729

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,028,101

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,506,277

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	527,830

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,060,140

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,002,877

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	894,548

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,443,117

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,575,819

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,227,790

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/26	4,795	5,047,121

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,678,208

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,125,297

Hawaii Airports System, 5.25%, 7/1/28	3,650	3,804,395

Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	513,607

Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	520,480

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,955,825

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,029,335

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,446,750

Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,244,890

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	$2,500	$2,998,700

Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,269,950

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.70%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	4,000	4,032,000

New Jersey Turnpike Authority, 5.00%, 1/1/20	975	977,476

North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	938,001

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,085,560

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	965,267

Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,118,710

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,068,870

South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	352,541

South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,312,169

		$70,763,361

Water and Sewer — 0.9%

Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,103,670

Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,089,740

New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,050,500

Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,206,990

		$4,450,900

Total Tax-Exempt Municipal Securities — 95.7% (identified cost $483,138,328)		$499,624,567

Taxable Municipal Securities — 1.3%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.2%

Chicago, IL, 7.75%, 1/1/42	$922	$997,438

		$997,438

Insured – General Obligations — 0.3%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,472	$1,471,510

		$1,471,510

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.6%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,247,091

		$3,247,091

Student Loan — 0.2%

Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,142,889

		$1,142,889

Total Taxable Municipal Securities — 1.3% (identified cost $6,772,796)		$6,858,928

Total Investments — 97.0% (identified cost $489,911,124)		$506,483,495

Other Assets, Less Liabilities — 3.0%		$15,635,932

Net Assets — 100.0%		$522,119,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	10.9%

Pennsylvania	10.3%

New York	10.2%

Others, representing less than 10% individually	65.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $14,891,423 or 2.9% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

MFMR	–	Multi-Family Mortgage Revenue

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Statement of Assets and Liabilities

Assets	March 31, 2019

Investments, at value (identified cost, $489,911,124)	$506,483,495

Cash	10,067,080

Interest receivable	5,725,863

Receivable for investments sold	1,040,925

Receivable for Fund shares sold	342,744

Total assets	$523,660,107

Liabilities

Payable for Fund shares redeemed	$569,290

Distributions payable	571,420

Payable to affiliates:

Investment adviser fee	176,148

Distribution and service fees	52,390

Accrued expenses	171,432

Total liabilities	$1,540,680

Net Assets	$522,119,427

Sources of Net Assets

Paid-in capital	$515,188,774

Distributable earnings	6,930,653

Net Assets	$522,119,427

Class A Shares

Net Assets	$192,154,798

Shares Outstanding	19,632,239

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.79

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.02

Class C Shares

Net Assets	$35,667,195

Shares Outstanding	3,884,192

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.18

Class I Shares

Net Assets	$294,297,434

Shares Outstanding	30,057,040

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.79

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Statement of Operations

Investment Income	Year Ended March 31, 2019

Interest	$18,536,467

Total investment income	$18,536,467

Expenses

Investment adviser fee	$2,141,240

Distribution and service fees

Class A	275,254

Class C	533,898

Trustees’ fees and expenses	26,509

Custodian fee	121,681

Transfer and dividend disbursing agent fees	171,511

Legal and accounting services	66,208

Printing and postage	35,876

Registration fees	153,911

Miscellaneous	112,440

Total expenses	$3,638,528

Net investment income	$14,897,939

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$723,933

Net realized gain	$723,933

Change in unrealized appreciation (depreciation) —

Investments	$2,079,250

Net change in unrealized appreciation (depreciation)	$2,079,250

Net realized and unrealized gain	$2,803,183

Net increase in net assets from operations	$17,701,122

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$14,897,939	$15,914,608

Net realized gain	723,933	1,262,370

Net change in unrealized appreciation (depreciation)	2,079,250	(8,077,960)

Net increase in net assets from operations	$17,701,122	$9,099,018

Distributions to shareholders(1) —

Class A	$(5,117,370)	$(5,793,532)

Class B	—	(1,933)

Class C	(1,202,628)	(1,745,558)

Class I	(8,502,904)	(8,349,773)

Total distributions to shareholders	$(14,822,902)	$(15,890,796)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$19,901,418	$20,568,218

Class B	—	185

Class C	3,738,749	5,389,399

Class I	142,374,110	113,217,079

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,175,790	4,677,455

Class B	—	1,553

Class C	1,009,919	1,423,740

Class I	2,382,091	2,655,598

Cost of shares redeemed

Class A	(42,051,357)	(46,088,470)

Class B	—	(140,095)

Class C	(23,491,886)	(32,866,586)

Class I	(140,640,187)	(110,053,387)

Net asset value of shares converted

Class A	19,142,023	66,521

Class B	—	(66,521)

Class C	(19,142,023)	—

Net asset value of shares merged*

Class A	—	66,131

Class B	—	(66,131)

Net decrease in net assets from Fund share transactions	$(32,601,353)	$(41,215,311)

Net decrease in net assets	$(29,723,133)	$(48,007,089)

Net Assets

At beginning of year	$551,842,560	$599,849,649

At end of year	$522,119,427	$551,842,560 (2)

(1)

For the year ended March 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $52,920 at March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated.

*	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Financial Highlights

	Class A

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.730	$9.850	$10.160	$10.180	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.272	$0.274	$0.283	$0.298	$0.314

Net realized and unrealized gain (loss)	0.058	(0.120)	(0.311)	(0.020)	0.179

Total income (loss) from operations	$0.330	$0.154	$(0.028)	$0.278	$0.493

Less Distributions

From net investment income	$(0.270)	$(0.274)	$(0.282)	$(0.298)	$(0.313)

Total distributions	$(0.270)	$(0.274)	$(0.282)	$(0.298)	$(0.313)

Net asset value — End of year	$9.790	$9.730	$9.850	$10.160	$10.180

Total Return(2)	3.45%	1.55%	(0.29)%	2.79%	4.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$192,155	$189,734	$212,891	$275,435	$307,562

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.68%	0.67%	0.67%	0.66%	0.69%

Net investment income	2.80%	2.77%	2.82%	2.95%	3.09%

Portfolio Turnover	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.120	$9.240	$9.530	$9.550	$9.380

Income (Loss) From Operations

Net investment income(1)	$0.186	$0.188	$0.195	$0.209	$0.223

Net realized and unrealized gain (loss)	0.059	(0.121)	(0.291)	(0.020)	0.169

Total income (loss) from operations	$0.245	$0.067	$(0.096)	$0.189	$0.392

Less Distributions

From net investment income	$(0.185)	$(0.187)	$(0.194)	$(0.209)	$(0.222)

Total distributions	$(0.185)	$(0.187)	$(0.194)	$(0.209)	$(0.222)

Net asset value — End of year	$9.180	$9.120	$9.240	$9.530	$9.550

Total Return(2)	2.73%	0.71%	(1.03)%	2.01%	4.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$35,667	$73,533	$100,360	$119,453	$124,647

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.43%	1.42%	1.42%	1.41%	1.44%

Net investment income	2.05%	2.02%	2.07%	2.21%	2.34%

Portfolio Turnover	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.730	$9.850	$10.170	$10.190	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.286	$0.289	$0.298	$0.314	$0.328

Net realized and unrealized gain (loss)	0.059	(0.120)	(0.321)	(0.021)	0.191

Total income (loss) from operations	$0.345	$0.169	$(0.023)	$0.293	$0.519

Less Distributions

From net investment income	$(0.285)	$(0.289)	$(0.297)	$(0.313)	$(0.329)

Total distributions	$(0.285)	$(0.289)	$(0.297)	$(0.313)	$(0.329)

Net asset value — End of year	$9.790	$9.730	$9.850	$10.170	$10.190

Total Return(2)	3.61%	1.70%	(0.24)%	2.94%	5.24%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$294,297	$288,575	$286,331	$297,168	$239,511

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.53%	0.52%	0.52%	0.51%	0.54%

Net investment income	2.95%	2.92%	2.97%	3.10%	3.23%

Portfolio Turnover	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2019 and March 31, 2018 was as follows:

	Year Ended March 31,
	2019	2018

Tax-exempt income	$14,469,194	$15,566,193

Ordinary income	$353,708	$324,603

During the year ended March 31, 2019, distributable earnings was increased by $6,473,142 and paid-in capital was decreased by $6,473,142 due to expired capital loss carryforwards. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$737,340

Deferred capital losses	$(10,199,331)

Net unrealized appreciation	$16,964,064

Distributions payable	$(571,420)

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $10,199,331 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $10,199,331 are short-term.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$489,519,431

Gross unrealized appreciation	$18,949,395

Gross unrealized depreciation	(1,985,331)

Net unrealized appreciation	$16,964,064

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2019, the investment adviser fee amounted to $2,141,240 or 0.40% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2019, EVM earned $17,734 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,756 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2019 amounted to $275,254 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2019, the Fund paid or accrued to EVD $444,915 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2019 amounted to $88,983 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

22

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $74,336,028 and $111,501,864, respectively, for the year ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2019	2018

Sales	2,064,572	2,069,213

Issued to shareholders electing to receive payments of distributions in Fund shares	430,466	472,893

Redemptions	(4,340,820)	(4,659,068)

Converted from Class B shares	—	6,668

Converted from Class C shares	1,971,905	—

Merger from Class B shares	—	6,624

Net increase (decrease)	126,123	(2,103,670)

	Year Ended March 31,
Class B	2019	2018(1)

Sales	—	18

Issued to shareholders electing to receive payments of distributions in Fund shares	—	156

Redemptions	—	(14,075)

Converted to Class A shares	—	(6,665)

Merger to Class A shares	—	(6,621)

Net increase (decrease)	—	(27,187)

	Year Ended March 31,
Class C	2019	2018

Sales	411,525	580,295

Issued to shareholders electing to receive payments of distributions in Fund shares	111,076	153,478

Redemptions	(2,595,723)	(3,535,078)

Converted to Class A shares	(2,101,562)	—

Net decrease	(4,174,684)	(2,801,305)

23

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Notes to Financial Statements — continued

	Year Ended March 31,
Class I	2019	2018

Sales	14,691,924	11,468,854

Issued to shareholders electing to receive payments of distributions in Fund shares	245,579	268,462

Redemptions	(14,538,329)	(11,134,427)

Net increase	399,174	602,889

(1)	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$499,624,567	$—	$499,624,567

Taxable Municipal Securities	—	6,858,928	—	6,858,928

Total Investments	$—	$506,483,495	$—	$506,483,495

24

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2019, the Fund designates 97.61% of distributions from net investment income as an exempt-interest dividend.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 172 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 172 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

27

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2019

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728    3.31.19

Eaton Vance

New York Municipal Opportunities Fund

Annual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2019

Eaton Vance

New York Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Viewed as a whole, the 12-month period that began on April 1, 2018 was positive for the municipal bond market, with the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returning 5.38%.

The period was marked by a flattening of the municipal bond yield curve.7 Rates declined across the curve, but declined more for bonds with maturities of 4 years and longer than for bonds with shorter 1-3 year maturities. Lower-rated6 bonds generally outperformed higher-rated issues during the period and municipal bonds outperformed comparable U.S. Treasurys. But while the fiscal year overall was positive for municipal bond performance, investors endured considerable volatility during the 12-month period.

As the fiscal year began in April 2018, the municipal bond market was at the tail end of a period of rising rates, driven by signs of increasing inflation, higher wage growth and fears that recently-passed tax legislation might overheat the economy. In an effort to blunt upward pressure on inflation, the U.S. Federal Reserve Board (the Fed) announced its second rate hike of 2018 in June. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.

In September 2018, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. In October 2018, a strong U.S. employment report and easing concerns over Italy’s national budget continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown and dovish comments by the Fed that led investors to fear weakness in the U.S. economy, driving credit spreads wider and the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year, in contrast, were a relatively quiet period for bonds. The final month of the period, however, saw rates decline across the curve, in a dramatic reversal of the market’s direction at the beginning of the period. Driven initially by an unexpectedly weak February jobs report issued in early March, the rate decline was accelerated by reports of slowing gross domestic product growth in China and Germany as well as Brexit uncertainty. Downward pressure on rates appeared to culminate on March 20, 2019, when the Fed issued comments that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for the rest of 2019.

Fund Performance

For the 12-month period ended March 31, 2019, Eaton Vance New York Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 4.75%, underperforming the 5.38% return of the Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities, principally in the New York municipal bond market, virtually anywhere on the yield curve, anywhere on the credit curve and across different sectors. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

Detractors from Fund performance versus the Index during the period included security selection in the health care sector, an underweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period and an overweight in bonds with four years or less remaining to maturity.

In contrast, contributors to Fund performance relative to the Index included an overweight in BBB-rated bonds, security selection and an overweight in alternative minimum tax bonds and an insured Puerto Rico bond. This was due to strong performance of Puerto Rico’s debt during the period, as ongoing bankruptcy negotiations led to anticipation that bondholder recoveries could exceed those originally anticipated by the market. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	4.75%	2.34%	3.38%
Class A with 2.25% Maximum Sales Charge	—	—	2.42	1.88	3.14
Class C at NAV	12/08/1993	05/29/1992	4.09	1.58	2.61
Class C with 1% Maximum Sales Charge	—	—	3.09	1.58	2.61
Class I at NAV	08/03/2010	05/29/1992	4.91	2.49	3.51
Bloomberg Barclays Municipal Bond Index	—	—	5.38%	3.73%	4.71%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.75%	1.50%	0.60%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.24%	1.48%	2.39%
Taxable-Equivalent Distribution Rate			4.15	2.74	4.43
SEC 30-day Yield			1.65	0.94	1.83
Taxable-Equivalent SEC 30-day Yield			3.05	1.75	3.39

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2009	$12,942	N.A.
Class I	$250,000	03/31/2009	$352,996	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.70	$4.12	0.81%
Class C	$1,000.00	$1,036.20	$7.92	1.56%
Class I	$1,000.00	$1,039.50	$3.36	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,021.60	$3.33	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

6

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 90.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,000	$1,213,650

		$1,213,650

Cogeneration — 0.4%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$310	$310,121

		$310,121

Education — 14.7%

Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$466,398

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	353,496

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	386,842

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	233,240

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	137,628

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	161,305

Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	896,497

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	1,008,103

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,075,071

Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	994,812

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	545	659,494

New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	279,800

New York Dormitory Authority, (New York University), 5.00%, 7/1/27	570	713,355

New York Dormitory Authority, (New York University), 5.00%, 7/1/39	500	609,360

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	526,350

New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/20	2,265	2,357,548

		$10,859,299

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.9%

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/28	$500	$626,460

		$626,460

Escrowed / Prerefunded — 0.6%

Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$410	$420,955

		$420,955

General Obligations — 7.8%

Albany County, 4.00%, 4/1/29	$1,835	$2,094,854

Dutchess County, 2019 Series A, 4.00%, 3/1/30	795	916,341

Dutchess County, 2019 Series B, 4.00%, 3/1/30	435	501,394

Elmira, 3.50%, 5/24/19(1)	725	725,609

New York City, 4.00%, 8/1/34	460	502,352

New York, 5.00%, 3/1/28	800	1,024,088

		$5,764,638

Hospital — 13.0%

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,489,177

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,064,200

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,478,343

Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	880,434

Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,068,570

Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	560,900

New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	771,021

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	447,852

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	684,468

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	575,885

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	500	588,950

		$9,609,800

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.9%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$350,457

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	356,484

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	95	105,923

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	187,484

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	196,466

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	199,449

		$1,396,263

Industrial Development Revenue — 6.5%

New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,506,870

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,191,486

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	931,690

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	535	538,494

Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	610	623,774

		$4,792,314

Insured – Education — 3.8%

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,475,806

New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,294,416

		$2,770,222

Insured – Electric Utilities — 3.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,214,964

		$2,214,964

Insured – General Obligations — 2.6%

Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,065,090

Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	815,843

		$1,880,933

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.2%

New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,324,065

		$2,324,065

Other Revenue — 3.1%

Albany Parking Authority, 5.00%, 7/15/23	$700	$783,818

Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,199,100

New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	317,467

		$2,300,385

Senior Living / Life Care — 6.5%

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$858,885

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,594,083

New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	757,665

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	450	455,481

Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	629,000

Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	527,775

		$4,822,889

Special Tax Revenue — 7.2%

New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,905,396

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/30	175	195,088

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,289,300

Sales Tax Asset Receivable Corp., 4.00%, 10/15/32	820	905,649

		$5,295,433

Transportation — 13.2%

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	$2,000	$2,374,560

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	651,107

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	900,019

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	$520	$625,170

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	333,737

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	375	450,848

Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	600	631,092

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	2,250	2,765,092

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/28	130	157,265

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	745	869,475

		$9,758,365

Total Tax-Exempt Municipal Securities — 90.0% (identified cost $64,116,321)		$66,360,756

Taxable Municipal Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.5%

Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,867,660

		$1,867,660

Transportation — 1.4%

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$991,890

		$991,890

Total Taxable Municipal Securities — 3.9% (identified cost $3,000,000)		$2,859,550

Miscellaneous — 0.6%
Security	Units	Value

Real Estate — 0.6%

CMS Liquidating Trust(1)(2)(3)	150	$433,481

Total Miscellaneous — 0.6% (identified cost $480,000)		$433,481

Total Investments — 94.5% (identified cost $67,596,321)		$69,653,787

Other Assets, Less Liabilities — 5.5%		$4,081,613

Net Assets — 100.0%		$73,735,400

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 5.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $5,550,203 or 7.5% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Statement of Assets and Liabilities

Assets	March 31, 2019

Investments, at value (identified cost, $67,596,321)	$69,653,787

Cash	3,519,955

Interest receivable	924,568

Receivable for Fund shares sold	32,321

Total assets	$74,130,631

Liabilities

Payable for Fund shares redeemed	$248,381

Distributions payable	32,112

Payable to affiliates:

Investment adviser fee	23,686

Distribution and service fees	13,817

Accrued expenses	77,235

Total liabilities	$395,231

Net Assets	$73,735,400

Sources of Net Assets

Paid-in capital	$73,287,191

Distributable earnings	448,209

Net Assets	$73,735,400

Class A Shares

Net Assets	$42,073,079

Shares Outstanding	4,261,140

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.87

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.10

Class C Shares

Net Assets	$10,662,754

Shares Outstanding	1,135,947

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.39

Class I Shares

Net Assets	$20,999,567

Shares Outstanding	2,126,575

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Statement of Operations

Investment Income	Year Ended March 31, 2019

Interest	$2,427,534

Total investment income	$2,427,534

Expenses

Investment adviser fee	$291,112

Distribution and service fees

Class A	63,225

Class C	130,094

Trustees’ fees and expenses	4,012

Custodian fee	35,651

Transfer and dividend disbursing agent fees	33,031

Legal and accounting services	52,892

Printing and postage	16,204

Registration fees	5,513

Miscellaneous	29,383

Total expenses	$661,117

Net investment income	$1,766,417

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$16,458

Net realized gain	$16,458

Change in unrealized appreciation (depreciation) —

Investments	$1,466,802

Net change in unrealized appreciation (depreciation)	$1,466,802

Net realized and unrealized gain	$1,483,260

Net increase in net assets from operations	$3,249,677

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$1,766,417	$2,017,297

Net realized gain	16,458	18,133

Net change in unrealized appreciation (depreciation)	1,466,802	(872,543)

Net increase in net assets from operations	$3,249,677	$1,162,887

Distributions to shareholders(1) —

Class A	$(1,053,639)	$(1,202,318)

Class C	(253,026)	(321,944)

Class I	(434,034)	(468,216)

Total distributions to shareholders	$(1,740,699)	$(1,992,478)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,414,558	$3,944,375

Class C	871,596	821,113

Class I	11,048,304	4,229,976

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	893,454	1,024,589

Class C	187,700	230,971

Class I	245,416	254,211

Cost of shares redeemed

Class A	(9,089,115)	(12,138,361)

Class C	(3,316,590)	(7,365,227)

Class I	(6,965,816)	(5,850,641)

Net asset value of shares converted

Class A	3,646,530	—

Class C	(3,646,530)	—

Net decrease in net assets from Fund share transactions	$(4,710,493)	$(14,848,994)

Net decrease in net assets	$(3,201,515)	$(15,678,585)

Net Assets

At beginning of year	$76,936,915	$92,615,500

At end of year	$73,735,400	$76,936,915 (2)

(1)

For the year ended March 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $7,339 at March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Financial Highlights

	Class A

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.660	$9.770	$10.090	$10.110	$10.030

Income (Loss) From Operations

Net investment income(1)	$0.245	$0.241	$0.269	$0.275	$0.295

Net realized and unrealized gain (loss)	0.207	(0.113)	(0.322)	(0.023)	0.077

Total income (loss) from operations	$0.452	$0.128	$(0.053)	$0.252	$0.372

Less Distributions

From net investment income	$(0.242)	$(0.238)	$(0.267)	$(0.272)	$(0.292)

Total distributions	$(0.242)	$(0.238)	$(0.267)	$(0.272)	$(0.292)

Net asset value — End of year	$9.870	$9.660	$9.770	$10.090	$10.110

Total Return(2)	4.75%	1.30%	(0.55)%	2.54%	3.74%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$42,073	$44,330	$51,983	$47,738	$51,458

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.79%	0.75%	0.74%	0.75%	0.77%

Net investment income	2.54%	2.45%	2.70%	2.74%	2.91%

Portfolio Turnover	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.180	$9.290	$9.590	$9.610	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.164	$0.159	$0.185	$0.190	$0.208

Net realized and unrealized gain (loss)	0.207	(0.113)	(0.302)	(0.023)	0.067

Total income (loss) from operations	$0.371	$0.046	$(0.117)	$0.167	$0.275

Less Distributions

From net investment income	$(0.161)	$(0.156)	$(0.183)	$(0.187)	$(0.205)

Total distributions	$(0.161)	$(0.156)	$(0.183)	$(0.187)	$(0.205)

Net asset value — End of year	$9.390	$9.180	$9.290	$9.590	$9.610

Total Return(2)	4.09%	0.48%	(1.24)%	1.77%	2.90%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,663	$16,306	$22,763	$26,312	$26,342

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.54%	1.50%	1.50%	1.50%	1.52%

Net investment income	1.79%	1.71%	1.95%	1.99%	2.16%

Portfolio Turnover	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.660	$9.770	$10.090	$10.110	$10.030

Income (Loss) From Operations

Net investment income(1)	$0.260	$0.255	$0.284	$0.290	$0.308

Net realized and unrealized gain (loss)	0.206	(0.112)	(0.322)	(0.023)	0.079

Total income (loss) from operations	$0.466	$0.143	$(0.038)	$0.267	$0.387

Less Distributions

From net investment income	$(0.256)	$(0.253)	$(0.282)	$(0.287)	$(0.307)

Total distributions	$(0.256)	$(0.253)	$(0.282)	$(0.287)	$(0.307)

Net asset value — End of year	$9.870	$9.660	$9.770	$10.090	$10.110

Total Return(2)	4.91%	1.45%	(0.40)%	2.70%	3.89%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,000	$16,301	$17,869	$13,601	$12,101

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.64%	0.60%	0.60%	0.60%	0.62%

Net investment income	2.68%	2.60%	2.85%	2.89%	3.04%

Portfolio Turnover	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2019 and March 31, 2018 was as follows:

	Year Ended March 31,
	2019	2018

Tax-exempt income	$1,642,924	$1,869,897

Ordinary income	$97,775	$122,581

During the year ended March 31, 2019, distributable earnings was increased by $1,022,603 and paid-in capital was decreased by $1,022,603 due to expired capital loss carryforwards. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$39,451

Deferred capital losses	$(1,721,105)

Net unrealized appreciation	$2,161,975

Distributions payable	$(32,112)

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $1,721,105 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $1,721,105 are short-term.

17

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,491,812

Gross unrealized appreciation	$2,444,846

Gross unrealized depreciation	(282,871)

Net unrealized appreciation	$2,161,975

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the year ended March 31, 2019, the investment adviser fee amounted to $291,112 or 0.40% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2019, EVM earned $8,281 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $731 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2019 amounted to $63,225 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2019, the Fund paid or accrued to EVD $108,412 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2019 amounted to $21,682 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

18

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,303,435 and $45,440,402, respectively, for the year ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2019	2018

Sales	146,494	401,540

Issued to shareholders electing to receive payments of distributions in Fund shares	92,321	104,426

Redemptions	(941,772)	(1,237,253)

Converted from Class C shares	374,383	—

Net decrease	(328,574)	(731,287)

	Year Ended March 31,
Class C	2019	2018

Sales	95,675	88,190

Issued to shareholders electing to receive payments of distributions in Fund shares	20,419	24,766

Redemptions	(362,130)	(788,053)

Converted to Class A shares	(393,704)	—

Net decrease	(639,740)	(675,097)

	Year Ended March 31,
Class I	2019	2018

Sales	1,135,009	430,776

Issued to shareholders electing to receive payments of distributions in Fund shares	25,358	25,919

Redemptions	(721,396)	(598,110)

Net increase (decrease)	438,971	(141,415)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2019.

19

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$66,360,756	$—	$66,360,756

Taxable Municipal Securities	—	2,859,550	—	2,859,550

Miscellaneous	—	—	433,481	433,481

Total Investments	$—	$69,220,306	$433,481	$69,653,787

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2019 is not presented.

20

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of March 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of March 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2019, the Fund designates 94.38% of distributions from net investment income as an exempt-interest dividend.

22

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 172 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 172 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

23

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

24

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-Port with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23362    3.31.19

Eaton Vance

Short Duration Municipal Opportunities Fund

Annual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2019

Eaton Vance

Short Duration Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	27

Federal Tax Information	28

Management and Organization	29

Important Notices	32

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Viewed as a whole, the 12-month period that began on April 1, 2018 was positive for the municipal bond market, with the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returning 5.38%.

The period was marked by a flattening of the municipal bond yield curve.7 Rates declined across the curve, but declined more for bonds with maturities of 4 years and longer than for bonds with shorter 1-3 year maturities. Lower-rated6 bonds generally outperformed higher-rated issues during the period and municipal bonds outperformed comparable U.S. Treasurys. But while the fiscal year overall was positive for municipal bond performance, investors endured considerable volatility during the 12-month period.

As the fiscal year began in April 2018, the municipal bond market was at the tail end of a period of rising rates, driven by signs of increasing inflation, higher wage growth and fears that recently-passed tax legislation might overheat the economy. In an effort to blunt upward pressure on inflation, the U.S. Federal Reserve Board (the Fed) announced its second rate hike of 2018 in June. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.

In September 2018, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. In October 2018, a strong U.S. employment report and easing concerns over Italy’s national budget continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown and dovish comments by the Fed that led investors to fear weakness in the U.S. economy, driving credit spreads wider and the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year, in contrast, were a relatively quiet period for bonds. The final month of the period, however, saw rates decline across the curve, in a dramatic reversal of the market’s direction at the beginning of the period. Driven initially by an unexpectedly weak February jobs report issued in early March, the rate decline was accelerated by reports of slowing gross domestic product growth in China and Germany as well as Brexit uncertainty. Downward pressure on rates appeared to culminate on March 20, 2019, when the Fed issued comments that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for the rest of 2019.

Fund Performance

For the 12-month period ended March 31, 2019, Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 3.52%, underperforming the 4.35% return of the Fund’s benchmark, the Bloomberg Barclays Short-Intermediate
1–10 Year Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the credit curve, across different sectors and different state issuers, while maintaining an average weighted duration8 below 4.5 years. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

Detractors from Fund performance versus the Index during the period included security selection in the health care sector, an overweight, relative to the Index, in floating-rate notes and security selection in bonds rated A or higher.

In contrast, Fund holdings in taxable municipal bonds, which were not represented in the Index, contributed to performance relative to the Index. Additional contributors to relative results versus the Index included an overweight in BBB-rated bonds, holdings rated below-investment-grade, which were not represented in the Index and security selection and an overweight in Illinois bonds, during a period when Illinois was the best-performing state in the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	3.52%	2.79%	3.38%
Class A with 2.25% Maximum Sales Charge	—	—	1.18	2.32	3.15
Class C at NAV	12/08/1993	06/01/1992	2.79	2.04	2.61
Class C with 1% Maximum Sales Charge	—	—	1.79	2.04	2.61
Class I at NAV	08/03/2010	06/01/1992	3.78	2.96	3.51
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	4.35%	2.27%	2.97%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.85%	1.60%	0.70%
Net			0.70	1.45	0.55

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			1.91%	1.13%	2.08%
Taxable-Equivalent Distribution Rate			3.23	1.91	3.51
SEC 30-day Yield			1.75	1.02	1.94
Taxable-Equivalent SEC 30-day Yield			2.95	1.73	3.28

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2009	$12,944	N.A.
Class I	$250,000	03/31/2009	$353,107	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

[8]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.30	$3.53	**	0.70%
Class C	$1,000.00	$1,020.00	$7.30	**	1.45%
Class I	$1,000.00	$1,025.10	$2.78	**	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.53	**	0.70%
Class C	$1,000.00	$1,017.70	$7.29	**	1.45%
Class I	$1,000.00	$1,022.20	$2.77	**	0.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 96.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.72%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$999,630

		$999,630

Education — 8.5%

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	$250	$269,625

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	276,695

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	254,885

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	316,627

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(2)	100	106,654

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(2)	165	179,865

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(2)	175	194,593

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(2)	160	180,950

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)	300	344,220

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23(3)	425	476,361

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24(3)	350	399,802

Massachusetts Development Finance Agency, (Tufts University), (SPA: U.S. Bank, N.A.), 1.42%, 8/15/48(4)	4,750	4,750,000

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	380,347

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	658,296

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo), 1.35%, 2/15/26(4)	1,465	1,465,000

Montana State University, 1.95%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,897

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Co.), 1.48%, 7/1/35(4)	5,200	5,200,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.48%, 7/1/33(4)	3,255	3,255,000

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	521,086

New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,243,818

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/19	$425	$431,694

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,109,580

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.169%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,748,852

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	750	745,620

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,845,701

Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,500	1,519,380

Philadelphia Authority for Industrial Development, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,990,052

Philadelphia Authority for Industrial Development, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,881,492

Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,677,932

South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.51%, 10/1/39(4)	7,570	7,570,000

		$47,825,024

Electric Utilities — 3.7%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,087,200

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,334,013

Long Island Power Authority, NY, Electric System Revenue, 2.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,023,400

Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,636,336

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	417,459

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	664,404

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	564,245

		$20,727,057

Escrowed / Prerefunded — 0.1%

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$345	$354,036

		$354,036

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 13.6%

American Samoa Economic Development Authority, 6.00%, 9/1/23(2)	$1,500	$1,520,985

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	1,000	1,167,100

Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,502

California, 5.00%, 8/1/23	2,085	2,384,406

Chicago Board of Education, IL, 4.00%, 12/1/20	250	255,425

Chicago Board of Education, IL, 4.00%, 12/1/22	700	718,263

Chicago Board of Education, IL, 5.00%, 12/1/20	945	980,787

Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,272,444

Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,138,340

Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,149,760

Chicago, IL, 5.00%, 12/1/22	1,000	1,033,340

Chicago, IL, 5.625%, 1/1/29	1,000	1,155,470

Connecticut, 5.00%, 4/15/23(3)	3,200	3,575,360

Dallas, TX, 5.00%, 2/15/23	1,000	1,089,930

Dallas, TX, 5.00%, 2/15/26	1,000	1,168,750

Delaware Valley Regional Finance Authority, PA, 2.428%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	9,000	8,941,500

Detroit, MI, 5.00%, 4/1/20	810	827,561

Detroit, MI, 5.00%, 4/1/21	1,000	1,039,060

Elmira, NY, 3.50%, 5/24/19(2)	2,000	2,001,680

Elmira, NY, 3.75%, 7/16/19(2)	1,000	1,002,100

Elmira, NY, 5.00%, 5/15/26	115	115,066

Fairfax County, VA, 5.00%, 10/1/21	2,000	2,171,340

Georgia, 5.00%, 7/1/19	2,445	2,466,198

Harford County, MD, 5.00%, 9/15/23	1,000	1,146,830

Honolulu City and County, HI, 1.81%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	999,760

Illinois, 0.00%, 8/1/20	265	253,994

Illinois, 0.00%, 8/1/21	200	185,274

Illinois, 5.00%, 12/1/19	2,500	2,549,325

Illinois, 5.00%, 1/1/20	750	765,510

Illinois, 5.00%, 8/1/20	2,000	2,068,160

Illinois, 5.00%, 11/1/21	10,000	10,617,100

Illinois, 5.00%, 2/1/22	370	393,340

Illinois, 5.00%, 6/1/22	495	529,640

Illinois, 5.00%, 10/1/22	2,000	2,153,640

Illinois, 5.00%, 10/1/23	285	308,886

Illinois, 5.00%, 2/1/24	500	542,115

Illinois, 5.00%, 6/1/24	4,850	5,280,680

Illinois, 5.00%, 8/1/24	2,085	2,211,184

Illinois, 5.00%, 8/1/25	1,000	1,054,590

New Haven, CT, 5.00%, 8/1/21	1,000	1,063,040

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

North Carolina, 5.00%, 6/1/23	$895	$1,019,772

Union City, NJ, 5.00%, 11/1/23	1,000	1,120,540

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,000	2,101,820

Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	950,342

		$76,510,909

Hospital — 16.2%

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	$785	$808,817

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	501,336

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	162,801

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	193,683

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(2)	2,000	2,265,640

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	541,170

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	554,475

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.10%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	3,000	3,000,240

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 1.50%, 1/15/48(4)	4,150	4,150,000

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.47%, 1/15/38(4)	3,795	3,795,000

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,000	2,045,260

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.643%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,001,990

Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.218%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,000,040

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,090,030

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	260,725

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	717,408

Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,188,865

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	$1,630	$1,723,643

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.25%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	5,000	5,000,000

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,122,200

Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	276,483

Indiana Finance Authority, (Parkview Health), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	3,000	3,001,560

Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,250,382

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,853

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	564,225

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	93,668

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	100	114,840

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	605,078

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	194,248

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	493,434

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	812,043

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	741,839

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	735,418

Michigan Finance Authority, (McLaren Health Care), 2.097%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,566

Michigan Finance Authority, (McLaren Health Care), 2.447%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	5,000	5,023,250

Michigan Finance Authority, (Trinity Health Credit Group), 1.98%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	4,999,800

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.05%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,500	4,495,545

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,169,584

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,121,979

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,131,510

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	$540	$610,281

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,811,059

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,036,330

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,491,763

North Carolina Medical Care Commission, (Novant Health Obligated Group), (SPA: JPMorgan Chase Bank, N.A.), 1.52%, 11/1/34(5)	5,000	5,000,000

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.783%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,003,470

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,384,062

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	810,461

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	457,584

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,349,752

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,624,547

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,168,410

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,159,440

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,354,720

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,009,620

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.10%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)(3)	7,500	7,503,000

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	56,265

		$90,797,392

Housing — 3.9%

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,067,930

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	544,940

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	2,675	2,675,000

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,001,700

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	$1,295	$1,311,239

North Dakota Housing Finance Agency, 1.90%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	2,500	2,499,900

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	682,824

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	230,900

Washington Housing Finance Commission, 2.05%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	3,000	3,001,620

		$22,016,053

Industrial Development Revenue — 10.0%

Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,022,640

California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 2.30% to 4/15/19 (Put Date), 11/1/42(2)	4,250	4,250,255

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	1,000	1,039,700

Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22(3)	4,000	4,026,320

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	895,116

Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.25% to 5/1/19 (Put Date), 5/1/27(2)	2,000	2,000,180

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,044,010

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	4,999,950

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,559,550

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.25%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,000	1,995,000

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	320	321,882

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,587,535

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	3,055	3,074,949

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	$3,930	$4,018,740

Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	4,150	4,194,322

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	834,688

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	4,982,250

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,600,575

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	2,029,440

Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	565,300

West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40(3)	4,000	4,056,400

Whiting, IN, (BP Products North America, Inc.), (AMT), 2.25%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	1,000,520

		$56,099,322

Insured – Electric Utilities — 0.7%

Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,601

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	466,159

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,880,018

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	171,097

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	500	503,030

Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	327,096

		$3,653,001

Insured – General Obligations — 1.6%

Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$256,570

Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,787,227

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	110,934

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	952,790

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	370	329,644

Matteson, IL, (AGM), 3.60%, 12/1/24	395	403,947

McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,047,512

Paterson, NJ, (BAM), 5.00%, 1/15/26	485	524,571

Puerto Rico, (AGC), 5.00%, 7/1/24	125	129,065

Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,211

Stickney, IL, (BAM), 4.00%, 12/1/22	200	212,186

Stickney, IL, (BAM), 4.00%, 12/1/23	350	375,347

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	$1,770	$1,690,474

		$8,956,478

Insured – Hospital — 1.4%

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (AGM), (LOC: TD Bank, N.A.), 1.45%, 1/15/44(4)	$7,895	$7,895,000

		$7,895,000

Insured – Lease Revenue / Certificates of Participation — 1.7%

Kentucky Asset/Liability Commission, (NPFG), 2.353%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$7,000	$6,990,270

Kentucky Asset/Liability Commission, (NPFG), 2.383%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,570	2,497,372

		$9,487,642

Insured – Other Revenue — 0.2%

Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,203,637

		$1,203,637

Insured – Special Tax Revenue — 0.2%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$430,237

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	446,449

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	505,526

		$1,382,212

Insured – Transportation — 1.2%

Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,310,782

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,345,780

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	352,913

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	647,664

		$6,657,139

Lease Revenue / Certificates of Participation — 0.4%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,328,860

		$2,328,860

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 5.7%

Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$161,440

Albany Parking Authority, NY, 5.00%, 7/15/20	575	597,649

Albany Parking Authority, NY, 5.00%, 7/15/21	635	679,590

Albany Parking Authority, NY, 5.00%, 7/15/22	705	772,638

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	803,910

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	553,690

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	675,030

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	571,985

Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,065,430

Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(2)	795	871,590

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,026,120

Main Street Natural Gas, Inc., GA, 2.418%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,500	2,481,775

Northern California Gas Authority No. 1, Gas Project Revenue, 2.594%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,000	972,960

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.528%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/ 24 (Put Date), 10/1/48(1)	3,000	2,984,340

Southeast Alabama Gas Supply District, (Project No. 1), 2.15%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	2,000,540

Southeast Alabama Gas Supply District, (Project No. 2), 2.518%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	1,960,620

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.449%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	3,680	3,659,981

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.772%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	3,250	3,286,887

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.55%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	7,000	7,112,770

		$32,238,945

Senior Living / Life Care — 11.3%

Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,176,033

Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	300	339,228

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	240,869

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	217,598

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	$250	$275,153

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	278,385

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	330,746

Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	896,784

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	300,063

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	330,366

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	456,127

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	776,844

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	212,436

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	307,638

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	311,463

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	500,620

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/19	200	200,648

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	325	342,212

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	914,158

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	915	915,650

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	261,910

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	265,990

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	383,002

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	463,594

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	500	503,645

Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	728,431

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	901,650

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	441,485

Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,300,693

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	974,436

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$281,465

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(2)	2,500	2,536,950

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	512,420

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	540,230

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	523,415

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	417,284

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	2,009,320

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,000	6,074,160

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	555,898

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,889,345

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,601,808

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	505	529,457

Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,256,812

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	747,323

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	526,874

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	233,917

Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,094,203

Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,501,125

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	450	459,626

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	528,605

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,461,273

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,568,262

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,646,066

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	$1,595	$1,747,530

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	999,240

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,181,258

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,630,060

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,786,255

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	519,901

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,015,040

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	254,932

Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	219,476

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,092,240

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	356,888

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	401,296

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	391,685

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,299,068

Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	440	442,702

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	395	394,222

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	208,112

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	262,260

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	381,034

		$63,626,894

Special Tax Revenue — 1.4%

Illinois Sports Facilities Authority, 5.00%, 6/15/22	$315	$330,860

Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	266,210

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Illinois, Sales Tax Revenue, 5.00%, 6/15/22	$945	$1,013,550

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.50%, 8/1/42(4)	5,000	5,000,000

Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	711,906

South Village Community Development District, FL, 2.00%, 5/1/19	300	300,039

		$7,622,565

Student Loan — 4.9%

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$575,278

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	821,663

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	6,460	6,577,507

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	511,660

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,162,236

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,119,630

Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,192,350

Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,076,940

New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	5,035,673

Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,408,975

		$27,481,912

Transportation — 8.7%

Denver City and County, CO, Airport System Revenue, 2.602%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$425	$425,344

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,801,750

E-470 Public Highway Authority, CO, 2.086%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,500	3,501,050

E-470 Public Highway Authority, CO, 2.722%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	3,375	3,405,341

Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,090,500

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,785,472

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,074,110

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,643,925

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	$200	$170,060

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,109,550

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.70%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	13,000	13,104,000

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,671,525

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,303,990

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.60%), 12/1/23(1)	1,000	997,410

Pennsylvania Turnpike Commission, 2.20%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,496,425

Pennsylvania Turnpike Commission, 2.48%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,171,306

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,317,940

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	325,131

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	387,993

Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,084,940

		$48,867,762

Water and Sewer — 1.0%

California Department of Water Resources, (Central Valley Project), 1.87%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$500,125

Charleston, SC, Waterworks and Sewer System Revenue, 2.119%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,000,150

Riverside, CA, Water System Revenue, 2.13%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	215	215,140

		$5,715,415

Total Tax-Exempt Municipal Securities — 96.6% (identified cost $536,754,826)		$542,446,885

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.99%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$484	$484,267

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $483,890)		$484,267

Taxable Municipal Securities — 3.0%
Security	Principal Amount (000’s omitted)	Value

Education — 0.7%

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,396,212

Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	340,932

		$3,737,144

General Obligations — 0.2%

Chicago Board of Education, IL, 5.182%, 12/1/21	$325	$326,758

Chicago, IL, 7.75%, 1/1/42	931	1,007,174

		$1,333,932

Hospital — 1.0%

Doylestown Hospital Authority, PA, (Doylestown Hospital), 2.754%, 7/1/19	$500	$499,105

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	2,020	2,008,042

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	990,850

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	807,779

Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,372,300

		$5,678,076

Insured – Hospital — 0.2%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$501,385

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	379,365

		$880,750

Senior Living / Life Care — 0.4%

Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$815	$815,179

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	$550	$550,720

Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,060,488

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	89,978

		$2,516,365

Special Tax Revenue — 0.4%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,290,426

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	1,002,390

		$2,292,816

Transportation — 0.1%

South Jersey Transportation Authority, NJ, 4.20%, 11/1/21	$725	$730,118

		$730,118

Total Taxable Municipal Securities — 3.0% (identified cost $16,947,895)		$17,169,201

Corporate Bonds & Notes — 1.2%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Harnett Health System, Inc., 6.50%, 4/1/32	$1,865	$1,942,138

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,260,525

		$3,202,663

Other Revenue — 0.6%

Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(2)	$3,470	$3,631,112

		$3,631,112

Total Corporate Bonds & Notes — 1.2% (identified cost $6,585,000)		$6,833,775

Total Investments — 100.9% (identified cost $560,771,611)		$566,934,128

Other Assets, Less Liabilities — (0.9)%		$(5,174,375)

Net Assets — 100.0%		$561,759,753

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	10.4%

Pennsylvania	10.1%

Others, representing less than 10% individually	80.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $49,147,720 or 8.7% of the Fund’s net assets.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Statement of Assets and Liabilities

Assets	March 31, 2019

Investments, at value (identified cost, $560,771,611)	$566,934,128

Cash	15,686,053

Interest receivable	4,703,245

Receivable for investments sold	340,000

Receivable for Fund shares sold	2,563,773

Total assets	$590,227,199

Liabilities

Payable for investments purchased	$7,134,274

Payable for when-issued securities	19,942,327

Payable for Fund shares redeemed	852,139

Distributions payable	165,206

Payable to affiliates:

Investment adviser fee	180,416

Distribution and service fees	32,727

Other	37,036

Accrued expenses	123,321

Total liabilities	$28,467,446

Net Assets	$561,759,753

Sources of Net Assets

Paid-in capital	$555,106,795

Distributable earnings	6,652,958

Net Assets	$561,759,753

Class A Shares

Net Assets	$94,489,220

Shares Outstanding	9,378,932

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.07

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.30

Class C Shares

Net Assets	$28,258,475

Shares Outstanding	2,928,510

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.65

Class I Shares

Net Assets	$439,012,058

Shares Outstanding	43,556,803

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.08

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Statement of Operations

Investment Income	Year Ended March 31, 2019

Interest	$8,447,330

Total investment income	$8,447,330

Expenses

Investment adviser and administration fee	$1,145,721

Distribution and service fees

Class A	88,321

Class C	200,843

Trustees’ fees and expenses	15,683

Custodian fee	80,444

Transfer and dividend disbursing agent fees	98,640

Legal and accounting services	48,649

Printing and postage	26,045

Registration fees	138,785

Miscellaneous	53,704

Total expenses	$1,896,835

Deduct —

Allocation of expenses to affiliate	$19,719

Total expense reductions	$19,719

Net expenses	$1,877,116

Net investment income	$6,570,214

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$850,747

Net realized gain	$850,747

Change in unrealized appreciation (depreciation) —

Investments	$5,135,439

Net change in unrealized appreciation (depreciation)	$5,135,439

Net realized and unrealized gain	$5,986,186

Net increase in net assets from operations	$12,556,400

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$6,570,214	$1,476,650

Net realized gain	850,747	217,054

Net change in unrealized appreciation (depreciation)	5,135,439	83,605

Net increase in net assets from operations	$12,556,400	$1,777,309

Distributions to shareholders(1) —

Class A	$(1,318,352)	$(617,098)

Class C	(333,353)	(147,548)

Class I	(4,871,566)	(691,417)

Total distributions to shareholders	$(6,523,271)	$(1,456,063)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$74,111,564	$15,462,102

Class C	21,047,540	9,630,045

Class I	422,623,494	90,268,161

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,031,491	525,627

Class C	290,324	128,160

Class I	4,077,176	550,030

Cost of shares redeemed

Class A	(21,422,807)	(4,718,853)

Class C	(6,149,502)	(2,779,773)

Class I	(76,677,890)	(14,197,098)

Net asset value of shares converted

Class A	3,685,181	—

Class C	(3,685,181)	—

Net increase in net assets from Fund share transactions	$418,931,390	$94,868,401

Net increase in net assets	$424,964,519	$95,189,647

Net Assets

At beginning of year	$136,795,234	$41,605,587

At end of year	$561,759,753	$136,795,234 (2)

(1)

For the year ended March 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(8,056) at March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated.

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Financial Highlights

	Class A

	Year Ended March 31,
	2019		2018		2017		2016	2015

Net asset value — Beginning of year	$9.950		$9.830		$10.060		$10.030	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.224		$0.212		$0.248		$0.264	$0.271

Net realized and unrealized gain (loss)	0.121		0.117		(0.235)		0.027	0.128

Total income from operations	$0.345		$0.329		$0.013		$0.291	$0.399

Less Distributions

From net investment income	$(0.225)		$(0.209)		$(0.243)		$(0.261)	$(0.269)

Total distributions	$(0.225)		$(0.209)		$(0.243)		$(0.261)	$(0.269)

Net asset value — End of year	$10.070		$9.950		$9.830		$10.060	$10.030

Total Return(2)	3.52	%(3)	3.36	%(3)	0.13	%(3)	2.95%	4.06%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$94,489		$36,045		$24,526		$35,441	$43,069

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.70	%(3)	0.70	%(3)	0.80	%(3)(5)	0.77%	0.77%

Net investment income	2.25%		2.13%		2.48%		2.65%	2.71%

Portfolio Turnover	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.22% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Year Ended March 31,
	2019		2018		2017		2016	2015

Net asset value — Beginning of year	$9.530		$9.410		$9.640		$9.610	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.144		$0.131		$0.165		$0.181	$0.188

Net realized and unrealized gain (loss)	0.120		0.117		(0.234)		0.027	0.127

Total income (loss) from operations	$0.264		$0.248		$(0.069)		$0.208	$0.315

Less Distributions

From net investment income	$(0.144)		$(0.128)		$(0.161)		$(0.178)	$(0.185)

Total distributions	$(0.144)		$(0.128)		$(0.161)		$(0.178)	$(0.185)

Net asset value — End of year	$9.650		$9.530		$9.410		$9.640	$9.610

Total Return(2)	2.79	%(3)	2.64	%(3)	(0.73	)%(3)	2.20%	3.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$28,258		$16,403		$9,324		$10,396	$11,036

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.45	%(3)	1.45	%(3)	1.55	%(3)(5)	1.52%	1.52%

Net investment income	1.51%		1.37%		1.72%		1.89%	1.96%

Portfolio Turnover	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.24% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2019		2018		2017		2016	2015

Net asset value — Beginning of year	$9.950		$9.830		$10.060		$10.030	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.237		$0.226		$0.269		$0.278	$0.286

Net realized and unrealized gain (loss)	0.133		0.118		(0.242)		0.027	0.128

Total income from operations	$0.370		$0.344		$0.027		$0.305	$0.414

Less Distributions

From net investment income	$(0.240)		$(0.224)		$(0.257)		$(0.275)	$(0.284)

Total distributions	$(0.240)		$(0.224)		$(0.257)		$(0.275)	$(0.284)

Net asset value — End of year	$10.080		$9.950		$9.830		$10.060	$10.030

Total Return(2)	3.78	%(3)	3.51	%(3)	0.27	%(3)	3.10%	4.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$439,012		$84,347		$7,755		$15,931	$13,677

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.55	%(3)	0.55	%(3)	0.68	%(3)(5)	0.62%	0.62%

Net investment income	2.37%		2.26%		2.68%		2.79%	2.85%

Portfolio Turnover	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.11% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

22

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2019 and March 31, 2018 was as follows:

	Year Ended March 31,
	2019	2018

Tax-exempt income	$5,816,061	$1,360,267

Ordinary income	$707,210	$95,796

During the year ended March 31, 2019, distributable earnings was decreased by $47,127 and paid-in capital was increased by $47,127 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$370,245

Undistributed tax-exempt income	$157,160

Net unrealized appreciation	$6,290,759

Distributions payable	$(165,206)

During the year ended March 31, 2019, capital loss carryforwards of $435,325 were utilized to offset net realized gains by the Fund.

23

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$560,643,367

Gross unrealized appreciation	$6,595,707

Gross unrealized depreciation	(304,946)

Net unrealized appreciation	$6,290,761

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the year ended March 31, 2019, the investment adviser fee amounted to $1,145,721 or 0.40% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2019. Pursuant to this agreement, EVM was allocated $19,719 of the Fund’s operating expenses for the year ended March 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2019, EVM earned $5,242 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,394 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2019 amounted to $88,321 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2019, the Fund paid or accrued to EVD $167,369 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2019 amounted to $33,474 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is

24

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2019, the Fund was informed that EVD received approximately $10,000 and $8,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $567,261,230 and $140,043,852, respectively, for the year ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2019	2018

Sales	7,431,485	1,548,683

Issued to shareholders electing to receive payments of distributions in Fund shares	103,365	52,742

Redemptions	(2,148,049)	(473,733)

Converted from Class C shares	369,137	—

Net increase	5,755,938	1,127,692

	Year Ended March 31,
Class C	2019	2018

Sales	2,206,027	1,008,770

Issued to shareholders electing to receive payments of distributions in Fund shares	30,394	13,429

Redemptions	(643,940)	(291,314)

Converted to Class A shares	(385,301)	—

Net increase	1,207,180	730,885

	Year Ended March 31,
Class I	2019	2018

Sales	42,362,188	9,054,505

Issued to shareholders electing to receive payments of distributions in Fund shares	408,081	55,206

Redemptions	(7,688,380)	(1,423,604)

Net increase	35,081,889	7,686,107

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2019.

25

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$542,446,885	$—	$542,446,885

Tax-Exempt Mortgage-Backed Securities	—	484,267	—	484,267

Taxable Municipal Securities	—	17,169,201	—	17,169,201

Corporate Bonds & Notes	—	6,833,775	—	6,833,775

Total Investments	$—	$566,934,128	$—	$566,934,128

26

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of March 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of March 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

27

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2019, the Fund designates 89.16% of distributions from net investment income as an exempt-interest dividend.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2019, $4,372 or, if subsequently determined to be different, the net capital gain of such year.

28

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 172 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 172 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

29

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

30

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23361    3.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of

Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a-d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2018 and March 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Floating-Rate Municipal Income Fund

Fiscal Years Ended	03/31/18	03/31/19
Audit Fees	$34,400	$33,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,028	$9,028
All Other Fees(3)	$0	$0

Total	$43,428	$42,128

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/18	03/31/19
Audit Fees	$33,930	$33,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,028	$9,028
All Other Fees(3)	$0	$0

Total	$42,958	$42,958

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/18	03/31/19
Audit Fees	$53,550	$54,275
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,593	$11,593
All Other Fees(3)	$0	$0

Total	$65,143	$65,868

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/18	03/31/19
Audit Fees	$37,680	$37,680
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,240	$9,240
All Other Fees(3)	$0	$0

Total	$46,920	$46,920

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 3/31/2019, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/18	03/31/19
Audit Fees	$159,560	$158,985
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,889	$38,889
All Other Fees(3)	$0	$0

Total	$198,449	$197,874

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/18	03/31/19
Registrant(1)	$38,889	$38,889
Eaton Vance(2)	$155,208	$87,482

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019